Related Party Transactions (Details) - TOI Parent Inc. - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2018	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Total related party payments	$ 65,880	$ 122,587	$ 91,456	$ 468,092	$ 532,943	$ 641,122	$ 1,070,987
Revenue from related party			$ 600,170				$ 1,068,697